Loans Receivable and Allowance for Loan Losses - Schedule of loans to Directors, Officers and Associates of Such Persons (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Receivables [Abstract]
Balance, beginning	$ 1,140	$ 1,690
Loans originated		7
Newly associated persons		111
No longer associated persons	(159)
Collection of principal	(74)	(668)
Balance, ending	$ 907	$ 1,140